LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
LOSS PER SHARE
Net loss attributable to the common shareholders	$ (2,811,094)	$ (216,505,881)	$ (12,002,940)
Basic weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Effect of dilutive securities	0	0
Diluted weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Loss per share - Basic	$ (0.14)	$ (10.91)	$ (0.61)
Loss per share - Diluted	$ (0.14)	$ (10.91)	$ (0.61)